Financial Instruments and Risk Management (Details 9) - Fair value hedges [member] - Commodity price risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) R$ / shares t
IfrsStatementLineItems [Line Items]
Notional | t	325,610
Fair value | R$	R$ 10,388
Non Deliverable Forward Sell [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Soybean purchase - fixed price
Index	Soybean - CBOT
Maturity	1st Qtr. 2025
Notional | t	38,298
Exercise price | R$ / shares	409.09
Fair value | R$	R$ 10,526
Non Deliverable Forward Sell One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	1st Qtr. 2025
Notional | t	9,001
Exercise price | R$ / shares	185.42
Fair value | R$	R$ 409
Non Deliverable Forward Sell Two [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - CBOT
Maturity	3rd Qtr. 2025
Notional | t	76,216
Exercise price | R$ / shares	173.46
Fair value | R$	R$ 471
Corn Future Sell [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	1st Qtr. 2025
Notional | t	12,609
Exercise price | R$ / shares	1,252.06
Fair value | R$	R$ (71)
Corn Future Sell One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	Corn purchase - fixed price
Index	Corn - B3
Maturity	3rd Qtr. 2025
Notional | t	189,486
Exercise price | R$ / shares	1,116.86
Fair value | R$	R$ (947)